Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories

Inventories
($ millions)	December 31, 2019	December 31, 2018
Crude oil, natural gas and NGL	627	445
Refined petroleum products	553	435
Trading inventories measured at fair value less costs to sell	155	200
Materials, supplies and other	151	152
End of year	1,486	1,232